Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial instruments owned:
Exchange traded equity securities		$ 81	$ 89
Total assets measured at fair value		16,176	14,332
Fair Value, Measurements, Recurring
Financial instruments owned:
Total assets measured at fair value		382	252
Fiduciary Assets:
Fiduciary assets		111	90
Liabilities:
Total liabilities measured at fair value		189	241
Identical Assets (Level 1)
Financial instruments owned:
Exchange traded equity securities		81	89
Total assets measured at fair value		2,586	2,618
Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Financial instruments owned:
Total assets measured at fair value		382	252
Fiduciary Assets:
Fiduciary assets		111	90
Liabilities:
Total liabilities measured at fair value		0	0
Observable Inputs (Level 2)
Financial instruments owned:
Exchange traded equity securities		0	0
Total assets measured at fair value		4,238	3,452
Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Financial instruments owned:
Total assets measured at fair value		0	0
Fiduciary Assets:
Fiduciary assets		0	0
Liabilities:
Total liabilities measured at fair value		0	0
Unobservable Inputs (Level 3)
Financial instruments owned:
Exchange traded equity securities		0	0
Total assets measured at fair value		372	323
Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Financial instruments owned:
Total assets measured at fair value		0	0
Fiduciary Assets:
Fiduciary assets		0	0
Liabilities:
Total liabilities measured at fair value		189	241
Other Assets | Fair Value, Measurements, Recurring
Financial instruments owned:
Mutual funds	[1]	158	141
Other Assets | Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Financial instruments owned:
Mutual funds	[1]	158	141
Other Assets | Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Financial instruments owned:
Mutual funds		0	0
Other Assets | Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Financial instruments owned:
Mutual funds		0	0
Cash and Cash Equivalents | Fair Value, Measurements, Recurring
Financial instruments owned:
Money market funds	[2]	143	22
Cash and Cash Equivalents | Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Financial instruments owned:
Money market funds	[2]	143	22
Cash and Cash Equivalents | Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Financial instruments owned:
Money market funds		0	0
Cash and Cash Equivalents | Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Financial instruments owned:
Money market funds		0	0
Accounts Payable and Accrued Liabilities and Other Liabilities | Fair Value, Measurements, Recurring
Liabilities:
Contingent purchase consideration liability	[3]	189	241
Accounts Payable and Accrued Liabilities and Other Liabilities | Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Liabilities:
Contingent purchase consideration liability		0	0
Accounts Payable and Accrued Liabilities and Other Liabilities | Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Liabilities:
Contingent purchase consideration liability		0	0
Accounts Payable and Accrued Liabilities and Other Liabilities | Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Liabilities:
Contingent purchase consideration liability	[3]	189	241
Money Market Funds | Fair Value, Measurements, Recurring
Fiduciary Assets:
Fiduciary assets		111	90
Money Market Funds | Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Fiduciary Assets:
Fiduciary assets		111	90
Money Market Funds | Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Fiduciary Assets:
Fiduciary assets		0	0
Money Market Funds | Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Fiduciary Assets:
Fiduciary assets		$ 0	$ 0

[1]	Included in other assets in the consolidated balance sheets.
[2]	Included in cash and cash equivalents in the consolidated balance sheets.
[3]	ncluded in accounts payable and accrued liabilities and other liabilities in the consolidated balance sheets.